MORGAN LEWIS



March 25, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund II (File No. 033-50718)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, revised risk/return summary information for the Champlain Emerging Markets Fund in interactive data format as an exhibit to the Trust's Registration Statement on Form N-1A.

If you have any questions regarding the filing, please contact the undersigned at 215.963.4660.

Very truly yours,

/s/ Christine Nassauer
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Christine Nassauer





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